As filed with the Securities and Exchange Commission
on    March 28, 1996     ----------------------------------------
-----------------------------------------------

                                   Registration No. 33-
                                             2627 811-4551
----------------------------------------------------------
-----------------------------
            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                         FORM N-1A

                 REGISTRATION STATEMENT UNDER
                THE SECURITIES ACT OF 1933

[   ]  Pre-Effective  Amendment  No.     [X]  Post-
Effective
Amendment No.    32

REGISTRATION STATEMENT UNDER THE INVESTMENT
             COMPANY ACT OF 1940, as amended

     Amendment No.     33      [X]

                   SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)
         Area Code and Telephone Number: (212) 723-9218
         388 Greenwich Street, New York, New York  10013
      (Address of Principal Executive Offices)  (Zip
Code)
                       Christina T. Sydor
                           Secretary
         388 Greenwich Street New York, New York
            10013 (Name and Address of Agent for
            Service)

                           copies to:

                    Burton M. Leibert, Esq.
                    Willkie Farr & Gallagher One
                      Citicorp Center 153 East 53rd
                      Street
                      New York, NY  10022
Approximate Date of Proposed Public Offering:
    As soon as possible after this Post-Effective
                       Amendment becomes effective.



It is proposed that this filing become effective:

_____  Immediately upon filing pursuant to Rule 485(b)
      X     on April 22, 1996 pursuant to Rule 485(b)
            60 days after filing pursuant to Rule 485(a)
_____  on -------------- pursuant to Rule 485(a)
The  Registrant  has  previously  filed  a  declaration
of indefinite registration of its shares pursuant to Rule
24f-2 under  the  Investment  Company Act  of  1940,  as
amended. Registrant's  Rule  24f-2 Notice for the fiscal
year  ended    January 31, 1996 will be filed on March 29,
1996.
 SMITH BARNEY EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages

and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                   SMITH BARNEY EQUITY FUNDS

               FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(a) Under the Securities Act of 1933, as ame nded


Part A
Item No                                 Prospectus Caption
1.   Cover Page                         Cover Page

2.   Synopsis                      Prospectus Summary

3.    Condensed Financial Information              Financial
Highlights;

4.    General  Description  of  Registrant             Cover
Page; Prospectus Summary;
                                    Investment Objective and
Management
                                     Policies;
Distributor; Additional
                                   Information

5.    Management  of  the  Fund
Prospectus
Summary; Management of
                                    the  Trust and the
Fund; Distributor;
                                   Additional Information

6.   Capital Stock and Other Securities
Investment
Objective and Management
                                      Policies;
Dividends,
Distributions
                                     and  Taxes;
Additional Information

7.    Purchase of Securities Being Offered
Valuation
of Shares; Purchase of
                                        Shares;
Exchange
Privilege; Redemption
                                      of   Shares;
Minimum Account Size;
                                    Distributor;
Additional Information

8.    Redemption  or Repurchase of Shares       Purchase
of
Shares;                    Redemption
of
Shares; Exchange Privilege

9.   Pending Legal Proceedings               Not
Applicable
Part    B                                    Statement
of
Additional
Item No.                           Information Caption


10.  Cover Page                         Cover page

11.  Table of Contents                  Contents

12.        General       Information       and
History
Distributor; Additional Information

13.  Investment Objectives and Policies
Investment
Objectives and Management
                                   Policies

14.   Management of the Fund                  Management
of
the Trust and the Funds;
                                   Distributor

15.   Control Persons and Principal           Management
of
the Trust and the Funds
     Holders of Securities

16.  Investment Advisory and Other Services
Management
of the Trust and the Funds;
                                   Distributor

17.    Brokerage  Allocation
Investment
Objectives and Management
                                   Policies; Distributor

18.  Capital Stock and Other Securities
Investment
Objectives and Management
                                     Policies;  Purchase
of
Shares;
                                     Redemption  of
Shares; Taxes
19.   Purchase, Redemption and Pricing
Purchase
of Shares; Redemption of
       of   Securities  Being  Offered
Shares; Valuation of Shares; Distributor;
                                   Exchange Privilege

20.  Tax Status                         Taxes

21.  Underwriters                       Distributor

22.        Calculation       of       Performance
Data
Performance Data

23.    Financial   Statements
Financial
Statements


   PART A is incorporated in its entirety by reference to PostEffective Amendment No. 31, filed on January 30, 1996


PART B is incorporated in its entirety by reference to PostEffective Amendment No. 31, filed on January 30, 1996.


                   SMITH BARNEY EQUITY FUNDS
                             PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A:

               Financial Highlights

          Included in Part B:

                         The Registrant's Annual Reports
               for the  fiscal year ended    January 31,
               1996  and the Report of Independent
               Accountants will be filed pursuant to Rule
               30b-2 of the 1933 Act, on March 29, 1996.


          Included in Part C:


                 Consent   of  Auditors     (to  be  filed
by amendment)


(b)  Exhibits


      All  references  are to the Registrant's
registration statement  on  Form N-1A (the "Registration
Statement")  as filed        with  the  Securities and
Exchange  Commission  (the
"SEC") on January 9, 1986 (File Nos. 33-2627 and 811-
4551).

     (1)(a) Amended and Restated Master Trust Agreement and all Amendments are incorporated by reference to Post
Effective Amendment No. 26 to the Registration Statement filed on January 31, 1994 ("Post-Effective Amendment No.
26").

         (b) Amendment dated October 14, 1994 and Form of
Amendment to Amended and Restated Master Trust Agreement are incorporated by reference to Post-Effective Amendment
No. 29 to the Registration Statement filed on November 7,
1994 ("Post-Effective Amendment No. 29").

     (2) Registrant's By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on February 25, 1986 ("Pre-
Effective Amendment No. 1").

     (3)  Not applicable.

     (4) Form of share certificate for Class A, B, C and Y shares will be filed by amendment.

     (5)(a)    Investment Advisory Agreement between
Registrant and Smith Barney Strategy Advisers Inc., with
respect to Strategic Investors Fund,    is incorporated by
reference to Post-Effective Amendment No. 31 to the Registation Statement filed on January 30, 1996 (Post
Effective Amendment No. 31).

         (b)   Investment Advisory Agreement between
Registrant and Greenwich Street Advisors (relating to the
Growth and Income Fund) dated May 22, 1993 is incorporated by reference to Post-Effective Amendment No.
26.

         (c)   Asset Allocation Consulting Agreement
between
Registrant and Shearson Lehman Hutton Inc. (relating to the Strategic Investors Portfolio) is incorporated by reference to Post-Effective Amendment No. 4.

     (6)  Distribution Agreement between Registrant and
Smith Barney Shearson dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 26.

     (7)  Not applicable.

     (8)(a)    Custodian Agreement between Registrant and
PNC Bank, National Association (PNC Bank)    is
incorporated by reference to Post-Effective Amendment No.
31.

     (9)(a)    Administration Agreements between
Registrant
and SBMFM (relating to the Growth and Income Fund and Strategic Investors Fund) dated May 4, 1994 are incorporated by reference to Post-
Effective Amendment No. 29

         (b)   Transfer Agency Agreement between
Registrant
and First Data Investor Services Group (formerly The

Shareholder Services Group, Inc.) dated August 5, 1993

is incorporated by reference to Post-Effective Amendment

No. 26.

     (10) Not applicable.

     (11) Not Applicable

     (12) Not applicable.

     (13) Not Applicable

     (14) Not applicable.

     (15) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith
Barney Growth and Income Fund and Smith Barney Strategic
Investors Fund are incorporated by reference to Post
Effective Amendment No. 29.
      (16) Performance information is incorporated by reference to Post-Effective Amendments No. 9 and 10.

       (17)   Financial  Data  Schedule     (to  be  filed
by amendment).
      (18)  Plan  pursuant to Rule 18f-3    is incorporated
by reference to Post-Effective Amendment No. 31.


Item 25        Persons Controlled by or Under Common
Control
          with
          Registrant

               None.

Item 26        Number of Holders of Securities

                                    Number of Record
Holders by Class
Title  of Class                          as of    February
29,
1996

Beneficial Interest par value
$.001  per share                    Class A         Class
B
Class C        Class Y

Smith    Barney    Strategic   Investors    Fund
21,417
20,727         186       0

Smith    Barney   Growth   and   Income   Fund
12,660
11,000         124       3


Item 27        Indemnification

The  response  to this item is incorporated by reference
to Registrant's                     Pre-Effective
Amendment   No.   1   to   the
Registration Statement.


Item 28(a)      Business and Other Connections of
Investment
          Adviser

Investment  Adviser - - Smith Barney Mutual Funds
Management Inc. ("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc.
SBMFM was  incorporated in December 1968 under  the  laws
of  the State                       of  Delaware. SBMFM is
a wholly owned  subsidiary  of
Smith  Barney Holdings Inc. ("Holdings") (formerly known
as
Smith  Barney Shearson Holdings Inc.), which in  turn  is
a
wholly  owned  subsidiary of Travelers Group Inc.
(formerly known                         as  Primerica
Corporation) ("Travelers").  SBMFM  is
registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).
Item  28(a)     Business and Other Connections of
Investment
Adviser

Investment  Adviser  - Smith Barney Strategy  Advisers
Inc. ("Strategy Advisers")

Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. Strategy
Advisers  is  a wholly  owned  subsidiary  of SBMFM.
Strategy Advisers is registered as an investment adviser under the Investment Advisers Act of 1940 (the
"Advisers Act"). Strategy Advisers is also registered with the Commodity Futures Trading Commission (the
"CFTC") as a commodity pool operator  under the  Commodity
Exchange Act (the "CEA"), and is a member  of the National
Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of SBMFM and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, in incorporated b reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy
Advisers pursuant to the  Advisers  Act (SEC File No. 801-
8314).


Item 29.     Principal Underwriters
Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund
Inc., Smith  Barney  New York Municipals Fund Inc.,  Smith
Barney California  Municipals Fund Inc., Smith Barney
Massachusetts Municipals  Fund, Smith Barney Aggressive
Growth Fund  Inc., Smith Barney Appreciation Fund Inc.,
Smith Barney  Principal Return  Fund,  Smith Barney
Managed Governments  Fund  Inc., Smith  Barney Income
Funds, Smith Barney Equity Funds, Smith Barney  Investment
Funds Inc., Smith Barney Precious  Metals and  Minerals
Fund  Inc.,  Smith Barney  Telecommunications Trust,
Smith  Barney Arizona Municipals  Fund  Inc.,  Smith
Barney  New Jersey Municipals Fund Inc., The USA High
Yield Fund  N.V., Garzarelli Sector Analysis Portfolio
N.V., Smith Barney  Fundamental  Value Fund Inc.,  Smith
Barney  Series Fund,  Consulting Group Capital Markets
Funds, Smith  Barney Income Trust, Smith Barney Adjustable
Rate Government Income Fund,  Smith  Barney Florida
Municipals Fund,  Smith  Barney Oregon  Municipals  Fund,
Smith Barney  Funds,  Inc.,  Smith Barney  Muni  Funds,
Smith Barney World Funds,  Inc.,  Smith Barney Money
Funds, Inc., Smith Barney Tax Free Money  Fund, Inc.,
Smith Barney Variable Account Funds, Smith Barney U.S.
Dollar Reserve Fund (Cayman), Worldwide Special Fund,
N.V., Worldwide
Securities  Limited,  (Bermuda),  Smith
Barney
International Fund (Luxembourg) and various series of unit investment trusts.

Smith  Barney  is a wholly owned subsidiary of Holdings.
On June  1,  1994,  Smith Barney changed its  name  from
Smith Barney  Shearson  Inc. to its current name. The
information required  by  this  Item 29 with respect to
each  director, officer  and  partner  of Smith Barney  is
incorporated  by reference  to  Schedule A of FORM BD
filed by  Smith  Barney pursuant  to the Securities
Exchange Act of 1934  (SEC  File
No. 812-8510).
Item 30   .    Location of Accounts and
Records
           (1)  Smith Barney Inc.
               388 Greenwich Street
7              New York, New York  10013

          (2)  Smith Barney Equity Funds
               388 Greenwich Street
               New York, New York  10013

          (3)  Smith Barney Mutual Funds Management
               Inc. 388 Greenwich Street
               New York, New York  10013

          (4)  Smith Barney Strategy Advisers Inc.
               388 Greenwich Street
               New York, New York  10013

          (5)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103

          (6)  First Data Investor Services Group
               One Exchange Place
               Boston, Massachusetts  02109

Item 31   Management Services

          Not Applicable.


Item 32   Undertakings

          (a)   The Registrant hereby undertakes to  call
          a meeting  of  its shareholders for the  purpose
          of voting  upon the question of removal of a
          trustee or  trustees of Registrant when
          requested in to do so  by the holders of at
          least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions
          of  Section  16(c)  of  the  1940  Act relating
          to  communications with the shareholders of
          certain common-law trusts.
                           SIGNATURES
      Pursuant to the requirements of the Securities Act
of 1933, as amended, and the Investment Company Act of
1940, as amended, the Registrant, SMITH BARNEY EQUITY
FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned,  thereunto  duly authorized, all in the City
of New York, State of  New  York on the     28th day of March,
1996.
                 SMITH BARNEY EQUITY FUNDS
                             By: /s/ Heath B. McLendon*
                              Heath B. McLendon, Chairman
                              of
the Board

      Pursuant to the requirements of the Securities Act
of 1933,  as  amended,  this Post-Effective  Amendment  to
the Registration  Statement  has  been  signed  below   by
the following persons in the capacities and on the dates indicated.

Signature                Title                    Date
/s/  Heath  B. McLendon              Chairman of  the
Board    3/28/96
Heath B. McLendon             (Chief Executive Officer)


/s/ Lewis E. Daidone               Senior Vice President
and
3/28/96
Lewis E. Daidone              Treasurer (Chief Financial
                         and Accounting Officer)
/s/         Lee         Abraham*
Trustee 3/28/96
Lee Abraham


/s/     Antoinette    C.    Bentley*
Trustee 3/28/96
Antoinette C. Bentley


/s/      Allan     J.     Bloostein*
Trustee
3/28/96
Allan J. Bloostein


/s/       Madelon       Devoe-Talley*
Trustee 3/28/96
Madelon Devoe-Talley


/s/      Richard     E.     Hanson*
Trustee 3/28/96
Richard E. Hanson

*  Signed  by  Lee.  D.  Augsburger, their  duly
authorized attorney-in-fact,  pursuant  to  power  of
attorney   dated October 27, 1992.


/s/ Lee D. Augsburger
Lee D. Augsburger